Fair Value of Financial Assets and Liability - Financial Liabilities (Details) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2015	Mar. 31, 2018 $ / shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Expected dividend yield (as a percent)		0.00%		0.00%
2015 Series A Investor Right Or Obligation And 2015 Series A Investor Call Option
Roll forward of the fair value of financial liabilities
Fair value upon initial closing, net | $					$ 500
Change in fair value through the date of settlement | $					500
Reclassification of liability upon August 2017 Second Tranche Closing | $					$ (1,000)
2017 Series A Investor Instrument
Roll forward of the fair value of financial liabilities
Fair value upon initial closing, net | $			$ 328	$ 328
Change in fair value through the date of settlement | $				1,863
Reclassification of liability upon August 2017 Second Tranche Closing | $				$ (2,191)
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Exercise Price | $ / shares		$ 1.00
Fair Value | $ / shares		$ 1.39
Expected term			3 months 15 days
Expected volatility (as a percent)		82.00%
Expected interest rate (as a percent)		0.76%
August 2017 second tranche closing | 2017 Series A Investor Instrument
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Exercise Price | $ / shares				$ 1.00
Fair Value | $ / shares				$ 1.33
Expected term				1 month 15 days
Expected volatility (as a percent)				64.00%
Expected interest rate (as a percent)				0.95%
August 2015 Initial Tranche closing | 2015 Series A Investor Right Or Obligation And 2015 Series A Investor Call Option
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Exercise Price | $ / shares					$ 1.00
Fair Value | $ / shares					$ 0.81
Expected term					2 months
Expected volatility (as a percent)					24.00%
Expected interest rate (as a percent)					0.08%
December 2015 second tranche closing | 2015 Series A Investor Right Or Obligation And 2015 Series A Investor Call Option
Assumption used to estimate the fair value of asset and liability by utilizing the Black-Scholes option pricing model
Probability of closing	70
Discount rate	0.08%